Financial Risk Management Policy - Liquidity Risk and Interest Rate Risk (Details) € in Thousands, $ in Millions		12 Months Ended
	Dec. 05, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 18, 2017 EUR (€)	Feb. 06, 2017 USD ($)	Feb. 06, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Oct. 28, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Financial Risk Management Policy
Amount of debt refinanced						$ 6,300	€ 5,800,000
Cash and cash equivalents			€ 895,009	€ 886,521				€ 1,142,500		€ 1,079,146
Senior Debt
Financial Risk Management Policy
Principal amount | $						6,000
Maximum borrowings available			4,119,242	5,067,935
Senior Debt | Hologic acquisition
Financial Risk Management Policy
Principal amount | $						1,816
Senior Unsecured Notes
Financial Risk Management Policy
Principal amount			948,677	1,000,000	€ 1,000,000			€ 918,527
EIB Loan
Financial Risk Management Policy
Maximum borrowings available			100,000	185,000
Debt term	10 years
Grace period	2 years
EIB Loan, Maturing in 2027
Financial Risk Management Policy
Maximum borrowings available	€ 85,000
EIB Loan, Maturing in 2027 | Euros
Financial Risk Management Policy
Maximum borrowings available				85,000
EIB Loan, Maturing in 2025
Financial Risk Management Policy
Maximum borrowings available									€ 100,000
EIB Loan, Maturing in 2025 | Euros
Financial Risk Management Policy
Maximum borrowings available			100,000	100,000
Revolving Credit
Financial Risk Management Policy
Maximum borrowings available			284,603	250,146
Liquidity risk
Financial Risk Management Policy
Amount of debt refinanced						6,300	€ 5,800,000
Cash and cash equivalents			€ 895,000	887,000
Unused credit facility				381,000
Liquidity risk | Senior Debt
Financial Risk Management Policy
Principal amount | $						6,000
Liquidity risk | Senior Debt | Hologic acquisition
Financial Risk Management Policy
Principal amount | $						1,816
Liquidity risk | Senior Unsecured Notes
Financial Risk Management Policy
Principal amount					€ 1,000,000
Liquidity risk | EIB Loan, Maturing in 2027
Financial Risk Management Policy
Maximum borrowings available	€ 85,000
Debt term	10 years
Grace period	2 years
Liquidity risk | EIB Loan, Maturing in 2025
Financial Risk Management Policy
Principal amount				85,000
Maximum borrowings available									€ 100,000
Liquidity risk | Revolving Credit
Financial Risk Management Policy
Unused credit facility				250,000		$ 300
Interest rate risk | Fixed-interest
Financial Risk Management Policy
Percentage of fixed rate interest debt of the total debt		19.00%	21.00%
Interest rate risk | Senior Debt | Euros
Financial Risk Management Policy
Percentage of total senior debt		12.00%	12.00%
Interest rate risk | Senior Unsecured Notes
Financial Risk Management Policy
Principal amount | $		$ 1,000
Interest rate risk | Senior Unsecured Notes | Euros
Financial Risk Management Policy
Percentage of fixed rate interest debt of the total debt		56.00%
Interest rate risk | EIB Loan
Financial Risk Management Policy
Principal amount				€ 170,000
Interest rate risk | EIB Loan | Euros
Financial Risk Management Policy
Percentage of total debt		10.00%